UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Investor Class	$39	0.78%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Portfolio Turnover Rate	38.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1114-053 8/25

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Advisor Class	$50	0.99%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Portfolio Turnover Rate	38.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1115-053 8/25

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund (USD Hedged)

I Class (TNBMX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - I Class	$27	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Portfolio Turnover Rate	38.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1116-053 8/25

International Bond Fund (USD Hedged)

I Class (TNBMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund (USD Hedged)

Z Class (TRMZX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Portfolio Turnover Rate	38.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1256-053 8/25

International Bond Fund (USD Hedged)

Z Class (TRMZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TNIBX International Bond Fund
(USD Hedged)
TTABX International Bond
Fund (USD Hedged)–
.
Advisor Class
TNBMX International Bond Fund
(USD Hedged)–
.
I Class
TRMZX International Bond Fund
(USD Hedged)–
.
Z Class

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8.53 $ 8.48 $ 7.91 $ 9.91 $ 10.35 $ 9.98
Investment
activities
Net investment
income
(1)(2)
0.14 0.26 0.21 0.15 0.11 0.16
Net realized and
unrealized gain/
loss 0.04 0.04 0.56 (1.32) (0.28) 0.39
Total from
investment
activities 0.18 0.30 0.77 (1.17) (0.17) 0.55
Distributions
Net investment
income (0.14) (0.25) (0.03) (0.15) (0.15) (0.02)
Net realized gain — — — (0.68) (0.12) (0.06)
Tax return of
capital — — (0.17) — — (0.10)
Total distributions (0.14) (0.25) (0.20) (0.83) (0.27) (0.18)
NET ASSET
VALUE
End of period $ 8.57 $ 8.53 $ 8.48 $ 7.91 $ 9.91 $ 10.35

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
2.12% 3.55% 9.88% (12.03)% (1.66)% 5.59%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.78%
(4)
0.79% 0.77% 0.75% 0.61% 0.64%
Net expenses
after waivers/
payments by
Price Associates 0.78%
(4)
0.79% 0.77% 0.75% 0.61% 0.64%
Net investment
income 3.36%
(4)
3.02% 2.59% 1.65% 1.04% 1.55%
Portfolio turnover
rate 38.8% 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of
period (in millions) $73 $73 $82 $76 $218 $579
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8.50 $ 8.46 $ 7.90 $ 9.90 $ 10.35 $ 9.98
Investment
activities
Net investment
income
(1)(2)
0.13 0.24 0.19 0.13 0.10 0.11
Net realized and
unrealized gain/
loss 0.04 0.03 0.55 (1.32) (0.32) 0.41
Total from
investment
activities 0.17 0.27 0.74 (1.19) (0.22) 0.52
Distributions
Net investment
income (0.13) (0.23) (0.02) (0.13) (0.11) (0.02)
Net realized gain — — — (0.68) (0.12) (0.06)
Tax return of
capital — — (0.16) — — (0.07)
Total distributions (0.13) (0.23) (0.18) (0.81) (0.23) (0.15)
NET ASSET
VALUE
End of period $ 8.54 $ 8.50 $ 8.46 $ 7.90 $ 9.90 $ 10.35

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
2.01% 3.21% 9.52% (12.23)% (2.12)% 5.22%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2.01%
(4)
1.70% 0.99% 0.99% 1.08% 0.99%
Net expenses
after waivers/
payments by
Price Associates 0.99%
(4)
0.99% 0.99% 0.99% 0.99% 0.99%
Net investment
income 3.16%
(4)
2.80% 2.40% 1.46% 1.03% 1.08%
Portfolio turnover
rate 38.8% 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end
of period (in
thousands) $76 $75 $212 $81 $102 $106
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8.52 $ 8.47 $ 7.91 $ 9.91 $ 10.36 $ 9.99
Investment
activities
Net investment
income
(1)(2)
0.15 0.28 0.23 0.17 0.15 0.16
Net realized and
unrealized gain/
loss 0.05 0.04 0.55 (1.32) (0.32) 0.41
Total from
investment
activities 0.20 0.32 0.78 (1.15) (0.17) 0.57
Distributions
Net investment
income (0.15) (0.27) (0.03) (0.17) (0.16) (0.03)
Net realized gain — — — (0.68) (0.12) (0.06)
Tax return of
capital — — (0.19) — — (0.11)
Total distributions (0.15) (0.27) (0.22) (0.85) (0.28) (0.20)
NET ASSET
VALUE
End of period $ 8.57 $ 8.52 $ 8.47 $ 7.91 $ 9.91 $ 10.36

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
2.36% 3.81% 10.00% (11.81)% (1.64)% 5.72%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.54%
(4)
0.54% 0.54% 0.53% 0.50% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.54%
(4)
0.54% 0.54% 0.53% 0.50% 0.51%
Net investment
income 3.54%
(4)
3.29% 2.84% 1.91% 1.48% 1.64%
Portfolio turnover
rate 38.8% 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of
period (in millions) $1,245 $1,875 $1,488 $1,246 $555 $422
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8.53 $ 8.48 $ 7.91 $ 9.92 $ 10.36 $ 9.73
Investment
activities
Net investment
income
(2)(3)
0.18 0.32 0.27 0.22 0.21 0.16
Net realized and
unrealized gain/
loss 0.03 0.04 0.56 (1.33) (0.32) 0.67
Total from
investment
activities 0.21 0.36 0.83 (1.11) (0.11) 0.83
Distributions
Net investment
income (0.17) (0.31) (0.03) (0.22) (0.21) (0.03)
Net realized gain — — — (0.68) (0.12) (0.06)
Tax return of
capital — — (0.23) — — (0.11)
Total distributions (0.17) (0.31) (0.26) (0.90) (0.33) (0.20)
NET ASSET
VALUE
End of period $ 8.57 $ 8.53 $ 8.48 $ 7.91 $ 9.92 $ 10.36

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
2.51% 4.37% 10.72% (11.43)% (1.05)% 8.57%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.51%
(5)
0.50% 0.51% 0.51% 0.50% 0.50%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 4.15%
(5)
3.83% 3.37% 2.44% 2.10% 1.94%
(5)
Portfolio turnover
rate 38.8% 54.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of
period (in millions) $5,734 $5,168 $4,488 $4,359 $5,334 $4,808
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 19,474
Republic of Albania, 5.90%, 6/9/28 (EUR)  5,200,000 6,499
Total Albania (Cost $22,389) 25,973
AUSTRALIA 2.2%
Corporate Bonds 0.9%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 3,012
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 7,084
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 3,023
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 9,534
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 13,629
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 3,010
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  8,150,000 10,069
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 3,016
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 13,212
65,589
Government Bonds 1.3%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  101,967,000 69,701
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  35,026,000 17,632
87,333
Total Australia (Cost $158,054) 152,922
AUSTRIA 0.4%
Corporate Bonds 0.0%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,935
2,935
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 16,898,000 10,745
Republic of Austria, 3.15%, 10/20/53 (1) 13,355,000 14,496
25,241
Total Austria (Cost $28,052) 28,176

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 2.6%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 3,009
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,604
4,613
Government Bonds 2.5%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 128,538,000 138,133
Kingdom of Belgium, Series 98, 3.30%, 6/22/54 (1) 37,179,000 38,903
177,036
Total Belgium (Cost $165,023) 181,649
BRAZIL 2.3%
Corporate Bonds 0.3%
Klabin Austria, 5.75%, 4/3/29 (USD)  9,300,000 9,387
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 10,800,000 10,611
19,998
Government Bonds 2.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  310,010,000 50,098
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  609,924,000 92,662
142,760
Total Brazil (Cost $156,290) 162,758
BULGARIA 0.8%
Government Bonds 0.8%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 6,390,000 8,180
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  14,433,000 18,475
Republic of Bulgaria, Series 10Y, 0.375%, 9/23/30 (EUR)  2,565,000 2,677
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34 (EUR)  21,700,000 25,848
Total Bulgaria (Cost $49,275) 55,180

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CANADA 4.8%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,924
5,924
Corporate Bonds 0.4%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 3,015
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,929
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  2,535,000 2,991
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 27,134,000 19,877
28,812
Government Bonds 3.7%
Government of Canada, 4.00%, 3/1/29  151,216,000 115,874
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  170,208,287 147,596
Province of Ontario, 3.50%, 6/2/43  2,739,000 1,794
265,264
Non-U.S. Government Mortgage-Backed Securities 0.6%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 25,294,820 18,548
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 31,390,000 22,976
41,524
Total Canada (Cost $340,619) 341,524
CHILE 0.9%
Corporate Bonds 0.2%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 11,959,000 11,744
Interchile, 4.50%, 6/30/56 (USD)  4,563,000 3,638
15,382
Government Bonds 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 40,215,000,000 43,885

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Chile, 4.125%, 7/5/34 (EUR)  4,620,000 5,612
49,497
Total Chile (Cost $63,197) 64,879
CHINA 3.6%
Government Bonds 3.6%
People's Republic of China, Series INBK, 2.47%, 7/25/54  390,430,000 60,787
People's Republic of China, Series INBK, 2.53%, 6/15/74  38,700,000 6,353
People's Republic of China, Series INBK, 2.69%, 8/15/32  521,000,000 77,937
People's Republic of China, Series INBK, 3.32%, 4/15/52  379,000,000 67,956
People's Republic of China, Series INBK, 3.53%, 10/18/51  162,000,000 29,968
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 14,174
Total China (Cost $231,043) 257,175
COLOMBIA 0.3%
Government Bonds 0.3%
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 17,569
Republic of Colombia, Series B, 7.00%, 3/26/31  23,388,800,000 4,647
Total Colombia (Cost $19,757) 22,216
CÔTE D'IVOIRE 0.7%
Government Bonds 0.7%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 24,736,500,000 44,021
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  7,915,000 7,948
Total Côte d'Ivoire (Cost $46,924) 51,969
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 20,757
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,476
Republic of Cyprus, 2.75%, 5/3/49  5,532,000 5,390
Total Cyprus (Cost $31,076) 28,623

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CZECH REPUBLIC 4.9%
Corporate Bonds 0.1%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 3,160,000 3,191
3,191
Government Bonds 4.8%
Republic of Czech, Series 125, 1.50%, 4/24/40  3,639,450,000 117,018
Republic of Czech, Series 145, 3.50%, 5/30/35  1,514,560,000 68,049
Republic of Czech, Series 151, 4.90%, 4/14/34  1,568,540,000 78,851
Republic of Czech, Series 157, 3.60%, 6/3/36  1,692,500,000 76,024
339,942
Total Czech Republic (Cost $325,052) 343,133
DENMARK 0.7%
Corporate Bonds 0.7%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 4,120
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (2) 8,420,000 9,348
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (2) 2,440,000 2,856
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (2) 2,410,000 2,960
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 7,636
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,835
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 17,502
Total Denmark (Cost $41,575) 47,257
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  16,860,000 18,445
Arab Republic of Egypt Treasury Bills, Series 364D, 26.201%,
9/23/25  640,200,000 12,120
Total Egypt (Cost $28,122) 30,565
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34  32,500,000 38,513
Total Estonia (Cost $35,388) 38,513

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  2,760,000 3,095
Metso, 0.875%, 5/26/28  2,775,000 3,103
Total Finland (Cost $5,670) 6,198
FRANCE 5.1%
Corporate Bonds 1.6%
Altice France, 3.375%, 1/15/28 (1)(3) 224,000 219
Altice France, 5.875%, 2/1/27 (1)(3) 655,000 693
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,464
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,518
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 6,852
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,888
BNP Paribas, VR, 2.125%, 1/23/27 (2) 9,300,000 10,941
BNP Paribas, VR, 3.875%, 1/10/31 (2) 4,000,000 4,900
BPCE, 0.25%, 1/14/31  7,100,000 7,196
BPCE, 3.50%, 1/25/28  5,500,000 6,638
Credit Agricole, 0.875%, 1/14/32  1,000,000 1,012
Credit Agricole, 1.875%, 12/20/26  5,200,000 6,090
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (2) 6,000,000 6,935
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 10,126
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 3,037
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 9,176
Loxam, 6.375%, 5/15/28  3,795,000 4,606
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 8,142
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  7,200,000 6,780
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,308
Veolia Environnement, 1.94%, 1/7/30  5,700,000 6,440
111,961
Government Bonds 3.5%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 144,314,000 137,458
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 62,123,000 73,082
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 34,926,000 40,923
251,463
Total France (Cost $342,283) 363,424

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
GERMANY 3.6%
Corporate Bonds 1.5%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 3,020
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 16,708
Fresenius, 1.625%, 10/8/27  2,635,000 3,048
Fresenius, 5.00%, 11/28/29  5,200,000 6,609
Gruenenthal, 4.625%, 11/15/31 (1) 160,000 189
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 658
Gruenenthal, 6.75%, 5/15/30  3,500,000 4,348
Hannover Rueck, 1.125%, 4/18/28 (4) 2,600,000 2,938
Hannover Rueck, VR, 1.125%, 10/9/39 (2)(4) 11,500,000 12,344
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 4,800,000 5,195
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,991
ProGroup, 5.375%, 4/15/31 (1)(4) 2,755,000 3,211
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,869
TK Elevator Midco, 4.375%, 7/15/27 (1) 2,745,000 3,226
TUI Cruises, 5.00%, 5/15/30  4,485,000 5,311
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,936
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 10,666
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,512
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,996
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 6,295
107,070
Government Bonds 2.1%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  123,607,901 145,338
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,987
149,325
Total Germany (Cost $238,667) 256,395
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank, VR, 3.25%, 3/12/30 (2) 12,450,000 14,633
United Group, 4.625%, 8/15/28 (1) 3,105,000 3,639
Total Greece (Cost $16,456) 18,272

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.3%
Government Bonds 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 5,562
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  2,496,670,000 5,388
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  5,964,000 7,303
Total Hungary (Cost $15,851) 18,253
ICELAND 0.2%
Government Bonds 0.2%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  8,096,000 9,855
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  5,385,000 5,940
Total Iceland (Cost $15,230) 15,795
INDIA 1.1%
Government Bonds 1.1%
Republic of India, 6.54%, 1/17/32  2,261,080,000 26,794
Republic of India, 7.26%, 8/22/32  4,423,240,000 54,406
Total India (Cost $79,610) 81,200
INDONESIA 3.5%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  9,400,000 9,423
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,822
13,245
Government Bonds 3.3%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  32,797,000 39,816
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 29,045
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  115,952,000,000 7,087
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 9,528
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  1,308,474,000,000 82,493
Republic of Indonesia, Series 101, 6.875%, 4/15/29  318,698,000,000 20,032
Republic of Indonesia, Series 103, 6.75%, 7/15/35  376,783,000,000 23,420
Republic of Indonesia, Series 106, 7.125%, 8/15/40  332,912,000,000 20,826
232,247
Total Indonesia (Cost $248,762) 245,492

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
IRELAND 0.1%
Corporate Bonds 0.0%
Smurfit Kappa Treasury, 1.50%, 9/15/27  2,650,000 3,059
3,059
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,166
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,344
7,510
Total Ireland (Cost $13,440) 10,569
ISRAEL 0.3%
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  17,984,000 20,646
Total Israel (Cost $21,157) 20,646
ITALY 3.7%
Corporate Bonds 0.8%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,986
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 3,081
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 7,146
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 6,306
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,910
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  4,500,000 5,246
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 13,994
Italgas, 1.625%, 1/19/27  2,570,000 2,987
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,130,000 3,716
Snam, 0.875%, 10/25/26  6,950,000 8,027
56,399
Government Bonds 2.9%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 0.95%, 6/1/32  50,480,000 52,062
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 14,658,000 17,296
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 41,152,000 50,348
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  27,735,000 23,588

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 51,472,764 61,536
204,830
Total Italy (Cost $249,693) 261,229
JAPAN 9.5%
Government Bonds 9.5%
Government of Japan, Series 16, 1.30%, 3/20/63  14,077,500,000 59,912
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  8,883,769,716 65,877
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  3,309,631,000 23,993
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,303,460,440 23,657
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  27,592,511,392 195,193
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  2,340,054,150 16,367
Government of Japan, Series 44, 1.70%, 9/20/44  14,987,950,000 94,093
Government of Japan, Series 74, 1.00%, 3/20/52  10,826,400,000 50,588
Government of Japan, Series 75, 1.30%, 6/20/52  10,441,250,000 52,719
Government of Japan, Series 76, 1.40%, 9/20/52  9,384,900,000 48,395
Government of Japan, Series 83, 2.20%, 6/20/54  6,220,600,000 38,029
Total Japan (Cost $750,127) 668,823
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 6.125%, 1/29/26 (USD)  7,313,000 7,302
Total Jordan (Cost $7,302) 7,302
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  12,400,000 11,048
Total Kazakhstan (Cost $10,728) 11,048

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,643
Total Kuwait (Cost $9,178) 8,643
LATVIA 1.7%
Government Bonds 1.7%
Republic of Latvia, 0.375%, 10/7/26  86,021,000 99,231
Republic of Latvia, 3.875%, 5/22/29  15,752,000 19,451
Total Latvia (Cost $110,400) 118,682
LITHUANIA 1.0%
Government Bonds 1.0%
Republic of Lithuania, 3.50%, 2/13/34  17,920,000 21,474
Republic of Lithuania, 3.875%, 6/14/33  38,084,000 47,237
Total Lithuania (Cost $59,975) 68,711
LUXEMBOURG 0.5%
Corporate Bonds 0.5%
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,527
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 11,092
Logicor Financing, 0.875%, 1/14/31  7,100,000 7,184
Logicor Financing, 3.25%, 11/13/28  10,800,000 12,722
Total Luxembourg (Cost $31,103) 32,525
MACAO 0.3%
Corporate Bonds 0.3%
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 5,140,000 5,346
Sands China, STEP, 3.80%, 1/8/26 (USD)  7,500,000 7,466
Wynn Macau, 5.50%, 1/15/26 (USD)  6,500,000 6,507
Total Macao (Cost $19,021) 19,319

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 6,640,000 6,614
Total Madagascar (Cost $6,606) 6,614
MALAYSIA 2.8%
Government Bonds 2.8%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 19,162
Government of Malaysia, Series 0123, 4.457%, 3/31/53  15,000,000 3,829
Government of Malaysia, Series 0216, 4.736%, 3/15/46  360,864,000 95,428
Government of Malaysia, Series 0318, 4.642%, 11/7/33  159,376,000 40,976
Government of Malaysia, Series 0518, 4.921%, 7/6/48  134,996,000 36,628
Total Malaysia (Cost $180,700) 196,023
MEXICO 2.2%
Corporate Bonds 0.4%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 9,500
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (2) 8,675,000 8,343
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 8,035,000 8,404
26,247
Government Bonds 1.8%
Mexican Udibonos, Series S, 4.00%, 8/24/34  759,594,984 37,662
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  17,590,000 20,272
United Mexican States, Series M, 7.50%, 5/26/33  417,805,000 20,346
United Mexican States, Series M, 8.50%, 5/31/29  996,115,000 52,941
131,221
Total Mexico (Cost $148,820) 157,468
MONTENEGRO 0.5%
Government Bonds 0.5%
Republic of Montenegro, 4.875%, 4/1/32 (1) 22,310,000 26,063
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 12,390,000 12,856
Total Montenegro (Cost $36,278) 38,919

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 1.4%
Government Bonds 1.4%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (4) 8,780,000 10,255
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 46,139,000 55,177
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 26,140,000 30,889
Total Morocco (Cost $88,287) 96,321
NETHERLANDS 0.5%
Corporate Bonds 0.5%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 136
ING Groep, VR, 0.375%, 9/29/28 (2) 2,800,000 3,138
ING Groep, VR, 1.25%, 2/16/27 (2) 8,800,000 10,288
ING Groep, VR, 4.75%, 5/23/34 (2) 6,000,000 7,607
NN Group, 1.625%, 6/1/27  2,575,000 2,994
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,935
VZ Secured Financing, 3.50%, 1/15/32 (4) 3,900,000 4,222
Ziggo, 2.875%, 1/15/30  2,720,000 2,997
Total Netherlands (Cost $30,759) 34,317
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 9,812
Total New Zealand (Cost $8,588) 9,812
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,716
Total North Macedonia (Cost $5,773) 6,716
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 7,564
Total Norway (Cost $6,699) 7,564

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.5%
Government Bonds 0.5%
Republic of Peru, 5.40%, 8/12/34  14,318,000 3,813
Republic of Peru, 6.15%, 8/12/32  100,176,000 29,212
Republic of Peru, Series REGS, 5.40%, 8/12/34  15,306,000 4,077
Total Peru (Cost $34,352) 37,102
POLAND 0.7%
Government Bonds 0.7%
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  21,350,000 25,769
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  5,250,000 6,098
Republic of Poland, Series 1034, 5.00%, 10/25/34  63,666,000 17,135
Total Poland (Cost $44,395) 49,002
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (2) 5,800,000 6,764
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (2) 3,500,000 4,061
Total Portugal (Cost $9,245) 10,825
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 3.125%, 7/12/41 (USD)  6,400,000 4,733
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,983
QNB Finance, 4.875%, 1/30/29 (USD)  2,175,000 2,207
Total Qatar (Cost $15,103) 14,923
ROMANIA 0.1%
Corporate Bonds 0.1%
Digi Romania, 3.25%, 2/5/28 (EUR)  6,300,000 7,288
Total Romania (Cost $6,251) 7,288

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.6%
Government Bonds 0.6%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 35,390,000 41,597
Total Saudi Arabia (Cost $36,972) 41,597
SERBIA 1.5%
Government Bonds 1.5%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 20,505,000 22,371
Republic of Serbia, 1.50%, 6/26/29 (EUR)  30,666,000 33,025
Republic of Serbia, 3.125%, 5/15/27 (EUR)  43,099,000 50,635
Total Serbia (Cost $99,719) 106,031
SINGAPORE 1.2%
Government Bonds 1.2%
Republic of Singapore, 0.50%, 11/1/25  44,175,000 34,556
Republic of Singapore, 2.875%, 7/1/29  57,529,000 47,024
Total Singapore (Cost $74,085) 81,580
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (4) 14,085,000 14,538
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 8,231
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 5,113
Total Slovenia (Cost $28,066) 27,882
SOUTH AFRICA 1.0%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,974
6,974
Government Bonds 0.9%
Republic of South Africa, Series 2032, 8.25%, 3/31/32  875,120,000 47,262
Republic of South Africa, Series 2035, 8.875%, 2/28/35  326,635,000 17,273
64,535
Total South Africa (Cost $64,536) 71,509

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.5%
Corporate Bonds 0.2%
GS Caltex, 1.625%, 7/27/25 (USD)  5,400,000 5,389
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 9,400,000 9,458
14,847
Government Bonds 0.3%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  14,640,000 17,261
17,261
Total South Korea (Cost $31,875) 32,108
SPAIN 3.3%
Corporate Bonds 1.4%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 9,497
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (2) 2,700,000 3,399
Banco de Sabadell, VR, 0.875%, 6/16/28 (2) 6,600,000 7,532
Banco de Sabadell, VR, 5.00% (2)(5) 4,600,000 5,425
Banco de Sabadell, VR, 5.00%, 6/7/29 (2) 2,300,000 2,872
Banco de Sabadell, VR, 5.125%, 11/10/28 (2) 5,100,000 6,340
CaixaBank, 3.75%, 9/7/29  9,300,000 11,385
CaixaBank, VR, 0.75%, 5/26/28 (2) 2,700,000 3,077
CaixaBank, VR, 6.25%, 2/23/33 (2) 2,600,000 3,281
Cellnex Telecom, 1.75%, 10/23/30  13,000,000 14,239
Cirsa Finance International, 7.875%, 7/31/28 (1) 4,415,000 5,411
EDP Servicios Financieros Espana, 4.375%, 4/4/32  5,143,000 6,430
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 8,553
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 10,234
97,675
Government Bonds 1.9%
Kingdom of Spain, 1.90%, 10/31/52 (1) 84,650,000 65,935
Kingdom of Spain, 3.10%, 7/30/31  25,410,000 30,622
Kingdom of Spain, 3.15%, 4/30/35 (1) 34,136,000 40,170
136,727
Total Spain (Cost $217,900) 234,402

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,279
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,672
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 6,322
Total Sri Lanka (Cost $12,108) 14,273
SUPRANATIONAL 0.4%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  1,010,600,000 11,707
11,707
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  514,700,000 6,082
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  805,000,000 9,677
15,759
Total Supranational (Cost $27,634) 27,466
SWEDEN 1.6%
Corporate Bonds 1.1%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,879
Nordea Hypotek, Series 5540, 3.00%, 11/26/30  212,000,000 22,852
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 3,166
Stadshypotek, Series 1596, 2.50%, 2/1/30  216,000,000 22,847
Swedbank Hypotek, Series 201, 3.00%, 10/29/30  212,800,000 22,945
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,880
Verisure Holding, 9.25%, 10/15/27 (EUR)  2,880,000 3,532
80,101
Government Bonds 0.5%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  347,686,369 35,398
35,398
Total Sweden (Cost $107,355) 115,499

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,862
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 5,345
UBS Group, VR, 2.875%, 4/2/32 (EUR) (2) 7,050,000 8,107
UBS Group, VR, 7.75%, 3/1/29 (EUR) (2) 6,929,000 9,193
Total Switzerland (Cost $21,384) 25,507
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,721
Total Tanzania (Cost $9,430) 9,721
THAILAND 1.6%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 7,545,000 7,024
7,024
Government Bonds 1.5%
Kingdom of Thailand, 2.05%, 4/17/28  1,043,000,000 32,656
Kingdom of Thailand, 2.50%, 11/17/29  1,966,521,000 63,275
Kingdom of Thailand, 2.80%, 6/17/34  364,000,000 12,314
108,245
Total Thailand (Cost $109,739) 115,269
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
DP World, 5.25%, 12/24/29 (USD)  17,900,000 18,192
Total United Arab Emirates (Cost $17,900) 18,192
UNITED KINGDOM 5.9%
Corporate Bonds 2.0%
Barclays, VR, 0.577%, 8/9/29 (EUR) (2) 5,175,000 5,692
Barclays, VR, 0.877%, 1/28/28 (EUR) (2) 2,695,000 3,094
Barclays, VR, 6.369%, 1/31/31 (2) 4,650,000 6,693

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 2,175
Heathrow Funding, 2.75%, 10/13/29  8,360,000 10,579
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (2) 10,715,000 13,090
Jerrold Finco, 7.50%, 6/15/31 (1) 1,195,000 1,655
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 486
Kane Bidco, 5.00%, 2/15/27 (EUR)  6,420,000 7,622
Legal & General Group, VR, 5.375%, 10/27/45 (2) 5,685,000 7,794
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  2,610,000 3,016
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,957
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (2) 5,250,000 5,791
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (2) 2,014,000 2,198
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (2) 5,075,000 5,739
Next Group, 3.625%, 5/18/28  7,491,000 10,051
Next Group, 4.375%, 10/2/26  982,000 1,344
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (2) 6,475,000 7,093
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (2) 3,320,000 4,295
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (2) 5,300,000 6,352
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,708
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,961
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 6,101
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 6,078
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 6,312
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,907
143,783
Government Bonds 3.9%
United Kingdom Gilt, 3.25%, 1/22/44  71,044,000 75,752
United Kingdom Gilt, 4.25%, 12/7/46  11,359,797 13,688
United Kingdom Gilt, 4.375%, 7/31/54  153,118,000 182,602
272,042
Total United Kingdom (Cost $393,372) 415,825
UNITED STATES 7.0%
Corporate Bonds 4.5%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 3,026
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 7,032
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  4,610,000 5,296
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,338
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 16,094

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 7,046
Bank of America, VR, 1.662%, 4/25/28 (EUR) (2) 2,610,000 3,030
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 4,233
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,720
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 5,706
California Buyer, 5.625%, 2/15/32 (EUR)  4,250,000 5,144
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 12,665
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,962
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,433
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 3,360
Duke Energy, 3.75%, 4/1/31 (EUR)  8,800,000 10,513
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 11,158
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  2,805,000 3,112
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 3,048
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 191
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 12,169
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 13,476
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,916
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  13,525,000 16,652
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 11,660
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,842
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (2) 3,180,000 4,234
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 9,573
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 4,152
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (2) 2,620,000 3,040
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,252
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 796
Mondelez International, 0.25%, 3/17/28 (EUR) (4) 10,218,000 11,338
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,994
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 6,563
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (2) 4,931,000 5,659
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (2) 11,660,000 12,734
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (2) 2,000,000 2,600
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,954
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,868
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 6,356
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 5,340
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 947
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,997
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (2) 9,145,000 11,096
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 3,056
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,591

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 5,297
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 5,407
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,962
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 3,063
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 10,431
317,122
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 19,438,040 11,954
11,954
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 2.3%
U.S. Treasury Notes, 3.50%, 9/15/25 (7) 164,420,000 164,247
164,247
Total United States (Cost $474,212) 493,323
SHORT-TERM INVESTMENTS 8.6%
Commercial Paper 1.1%
4(2)  1.1%(8)
Nutrien, 4.615%, 8/7/25  26,850,000 26,718
VW Credit, 4.73%, 7/16/25  31,550,000 31,484
WPP, 4.688%, 7/17/25  18,070,000 18,031
76,233
Money Market Funds 5.6%
T. Rowe Price Government Reserve Fund, 4.37% (9)(10) 395,664,277 395,664
395,664
U.S. Treasury Obligations 1.9%
U.S. Treasury Bills, 4.243%, 7/10/25 (7) 131,034,000 130,897
130,897
Total Short-Term Investments (Cost $602,805) 602,794

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.37% (9)(10) 9,513,394 9,513
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,513
Total Securities Lending Collateral (Cost $9,513) 9,513
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.27%
Annually, Receive
Variable 2.05%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (3) 1 170,730 11,210
Citibank
10 Year Interest
Rate Swap,
12/18/36 Receive
Fixed 2.27%
Annually, Pay
Variable 2.05%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.77%* (EUR) (3) 1 170,730 2,336

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
HSBC Bank
USD / SGD,
Call, 9/18/25 @
SGD1.30 (3) 1 87,845 170
Total Options Purchased (Cost $13,088) 13,716
Total Investments in Securities
102.0% of Net Assets
(Cost $6,960,038) $ 7,194,139
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,166,354 and represents 16.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Non-income producing
(4) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(5) Perpetual security with no stated maturity date.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(8) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $76,233 and represents 1.1% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar

T. ROWE PRICE International Bond Fund (USD Hedged)

CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 9,157 (285) (281) (4)
Total Côte d'Ivoire (281) (4)
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 285 (281) 566
Total Greece (281) 566
VietNam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 140 74 66
Total VietNam 74 66
Total Bilateral Credit Default Swaps, Protection
Sold (488) 628
Total Bilateral Swaps (488) 628
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S43, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/30 6,000 (669) (471) (198)
Total Foreign/Europe (198)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 134,570 1,256 3,837 (2,581)
Total United States (2,581)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (2,779)
Credit Default Swaps, Protection Sold 0.0%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 57,905 1,475 542 933
Total Foreign/Europe 933
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 3,700 33 39 (6)
Total Greece (6)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 37,447 454 249 205
Total Vietnam 205
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,132
Interest Rate Swaps 0.1%
Chile (0.0)%
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
5.027% (ICP) Semi-Annually, 4/11/35 32,470,487 (90) — (90)
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
5.023% (ICP) Semi-Annually, 4/24/35 15,158,000 (166) — (166)
Total Chile (256)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
China (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 4/11/30 204,300 (149) — (149)
5 Year Interest Rate Swap, Receive
Fixed 1.438% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 1/14/30 917,700 (335) — (335)
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 9/20/29 104,810 105 — 105
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/12/30 177,350 241 — 241
Total China (138)
Foreign/Europe 0.1%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 27,750 1,893 — 1,893
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 13,900 919 — 919
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.052% (6M EURIBOR) Semi-Annually,
12/16/39 13,945 860 — 860
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/30 230,735 219 — 219
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.422% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 (1,459) — (1,459)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.514% (6M EURIBOR) Semi-Annually,
8/19/44 57,200 (2,300) — (2,300)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
2.240% Annually, Receive Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/55 46,110 5,898 — 5,898
Total Foreign/Europe 6,030
India 0.0%
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 5.520% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 2,261,220 702 — 702
Total India 702
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.348% (JPY TONA) Annually, 8/10/28 14,299,120 1,107 — 1,107
5 Year Interest Rate Swap, Pay Fixed
0.602% Annually, Receive Variable
0.477% (JPY TONA) Annually, 5/2/29 6,082,968 371 — 371
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.477% (JPY TONA) Annually, 2/11/30 12,962,263 (429) — (429)
7 Year Interest Rate Swap, Pay Fixed
1.030% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 6,173,925 (78) — (78)
7 Year Interest Rate Swap, Pay Fixed
1.040% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 3,656,195 (63) — (63)
7 Year Interest Rate Swap, Pay Fixed
1.041% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 3,656,195 (66) — (66)
Total Japan 842
Mexico (0.0)%
7 Year Interest Rate Swap, Receive
Fixed 7.900% 28 Days, Pay Variable
8.520% (MXIBTIIE) 28 Days, 4/19/32 695,367 90 — 90
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
8.510% (MXIBTIIE) 28 Days, 1/24/35 563,500 (1,998) — (1,998)
Total Mexico (1,908)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 159,927 (8) — (8)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
5.110% (6M PLN WIBOR) Semi-
Annually, 6/11/30 40,489 (9) — (9)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
5.110% (6M PLN WIBOR) Semi-
Annually, 6/11/30 40,490 (27) — (27)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
5.050% (6M PLN WIBOR) Semi-
Annually, 6/12/30 121,469 (127) — (127)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
5.050% (6M PLN WIBOR) Semi-
Annually, 6/12/30 121,469 (135) — (135)
Total Poland (306)
Total Centrally Cleared Interest Rate Swaps 4,966
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 156,000 (159) — (159)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 31,425 20 — 20
Total Foreign/Europe (139)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (139)
Total Centrally Cleared Swaps 3,180
Net payments (receipts) of variation margin to date (3,758)
Variation margin receivable (payable) on centrally cleared swaps $ (578)
* Credit ratings as of June 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/17/25 USD 7,015 TRY 285,149 $ (43)
Bank of America 7/18/25 RON 141,611 USD 30,607 2,200
Bank of America 7/18/25 USD 18,974 CZK 405,998 (379)
Bank of America 7/18/25 USD 96,742 ZAR 1,802,394 (4,922)
Bank of America 7/18/25 ZAR 672,161 USD 37,439 474
Bank of America 7/25/25 CAD 108,838 USD 79,162 873
Bank of America 7/25/25 USD 61,009 JPY 8,761,797 (16)
Bank of America 8/14/25 PLN 29,714 USD 7,877 358
Bank of America 8/14/25 USD 65,270 PLN 248,704 (3,654)
Bank of America 8/22/25 EUR 90,520 USD 105,460 1,546
Bank of America 8/29/25 USD 105,899 SEK 996,196 177
Bank of America 9/4/25 USD 191,265 MYR 812,131 (1,901)
Bank of America 9/12/25 USD 4,236 CNH 30,180 (4)
Bank of America 10/17/25 USD 46,055 CZK 980,597 (818)
Barclays Bank 7/11/25 USD 15,261 INR 1,306,734 28
Barclays Bank 7/11/25 USD 35,504 KRW 49,520,170 (1,181)
Barclays Bank 7/17/25 TRY 1,433,442 USD 34,966 511
Barclays Bank 7/18/25 ZAR 852,950 USD 48,006 105
Barclays Bank 7/18/25 ZAR 390,679 USD 22,079 (42)
Barclays Bank 7/25/25 CHF 843 USD 1,058 8
Barclays Bank 7/25/25 JPY 84,943 USD 591 1
Barclays Bank 7/25/25 JPY 2,186,314 USD 15,488 (261)
Barclays Bank 7/25/25 NOK 7,527 USD 747 —
Barclays Bank 7/25/25 NOK 5,579 USD 565 (12)
Barclays Bank 7/25/25 NZD 1,437 USD 866 11
Barclays Bank 7/25/25 USD 1,240 CHF 1,019 (48)
Barclays Bank 7/25/25 USD 424,191 JPY 59,881,151 7,125
Barclays Bank 7/25/25 USD 31,149 NOK 326,646 (1,263)
Barclays Bank 8/22/25 EUR 895 USD 1,053 5
Barclays Bank 8/22/25 USD 738 EUR 643 (22)
Barclays Bank 8/22/25 USD 300 GBP 221 (4)
Barclays Bank 10/16/25 TRY 474,234 USD 10,840 (4)
BNP Paribas 7/11/25 INR 3,322,554 USD 38,333 398
BNP Paribas 7/11/25 USD 50,594 TWD 1,670,902 (6,834)
BNP Paribas 7/25/25 AUD 874 USD 571 4
BNP Paribas 7/25/25 USD 44,868 EUR 39,291 (1,496)
BNP Paribas 7/25/25 USD 158 NOK 1,596 —
BNP Paribas 8/22/25 USD 481 EUR 425 (21)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/29/25 USD 417 SEK 3,988 $ (6)
BNP Paribas 9/19/25 EUR 6,181 USD 7,208 112
BNP Paribas 9/19/25 USD 861,627 EUR 738,546 (12,996)
Canadian Imperial Bank
of Commerce 7/25/25 USD 62,615 CAD 86,498 (992)
Citibank 7/11/25 TWD 1,567,194 USD 54,398 (534)
Citibank 7/17/25 USD 10,735 TRY 436,007 (56)
Citibank 7/18/25 CZK 145,983 USD 6,648 311
Citibank 7/18/25 HUF 18,191,229 USD 51,190 2,377
Citibank 7/18/25 MXN 2,023,895 USD 101,417 6,226
Citibank 7/18/25 USD 8,801 CZK 189,831 (248)
Citibank 7/18/25 USD 17,954 MXN 340,936 (179)
Citibank 7/18/25 USD 33,659 RON 155,191 (2,294)
Citibank 7/25/25 CAD 768 USD 558 6
Citibank 7/25/25 CHF 1,664 USD 2,097 8
Citibank 7/25/25 NOK 3,496 USD 336 11
Citibank 7/25/25 USD 499 AUD 781 (15)
Citibank 7/25/25 USD 71,200 JPY 9,999,075 1,558
Citibank 7/25/25 USD 43,837 JPY 6,429,815 (946)
Citibank 7/25/25 USD 467 NOK 4,857 (15)
Citibank 8/5/25 TWD 144,037 USD 4,988 4
Citibank 8/5/25 USD 54,835 TWD 1,567,194 512
Citibank 8/22/25 EUR 9,106 USD 10,454 310
Citibank 8/22/25 GBP 6,203 USD 8,374 143
Citibank 8/22/25 USD 4,239 EUR 3,599 (16)
Citibank 8/29/25 SEK 5,720 USD 605 2
Citibank 9/3/25 USD 2,492 BRL 13,814 (11)
Citibank 9/11/25 EGP 1,684,506 USD 31,292 1,758
Citibank 9/11/25 USD 9,958 EGP 551,787 (868)
Citibank 9/24/25 EGP 803,827 USD 15,392 300
Citibank 10/17/25 USD 2,991 CZK 62,795 (10)
Deutsche Bank 7/11/25 PEN 35,940 USD 10,161 (19)
Deutsche Bank 7/11/25 USD 6,837 IDR 111,293,818 (28)
Deutsche Bank 7/11/25 USD 72,446 INR 6,264,844 (584)
Deutsche Bank 7/25/25 EUR 44,970 USD 51,310 1,755
Deutsche Bank 7/25/25 USD 3,009 AUD 4,682 (74)
Deutsche Bank 7/25/25 USD 9,543 JPY 1,356,570 95
Deutsche Bank 7/25/25 USD 4,177 JPY 602,560 (20)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 9/4/25 USD 3,832 MYR 16,220 $ (26)
Deutsche Bank 9/19/25 EUR 9,421 USD 10,899 258
Deutsche Bank 10/10/25 USD 10,136 PEN 35,940 20
Goldman Sachs 7/11/25 IDR 3,162,253,033 USD 194,397 660
Goldman Sachs 7/11/25 TWD 3,134,389 USD 108,026 (299)
Goldman Sachs 7/11/25 USD 134,415 IDR 2,238,958,364 (3,690)
Goldman Sachs 7/11/25 USD 81,721 INR 7,061,650 (597)
Goldman Sachs 7/11/25 USD 29,184 TWD 876,055 (926)
Goldman Sachs 7/18/25 CZK 49,887 USD 2,264 114
Goldman Sachs 7/18/25 USD 8,815 CZK 189,777 (231)
Goldman Sachs 7/25/25 USD 68,817 AUD 106,434 (1,267)
Goldman Sachs 8/8/25 CLP 2,361,837 USD 2,514 21
Goldman Sachs 9/5/25 USD 107,697 THB 3,509,768 (810)
Goldman Sachs 10/9/25 USD 110,412 TWD 3,134,389 208
Goldman Sachs 10/10/25 USD 193,685 IDR 3,162,253,033 (1,411)
HSBC Bank 7/11/25 USD 2,875 IDR 47,032,849 (26)
HSBC Bank 7/11/25 USD 4,171 TWD 123,431 (72)
HSBC Bank 7/18/25 USD 76,406 CZK 1,708,952 (5,057)
HSBC Bank 7/25/25 JPY 753,022 USD 5,261 (16)
HSBC Bank 7/25/25 USD 860,629 EUR 752,116 (26,884)
HSBC Bank 7/25/25 USD 54,375 JPY 7,743,699 441
HSBC Bank 8/8/25 USD 21,858 CLP 20,962,452 (643)
HSBC Bank 8/22/25 USD 20,852 EUR 17,719 (94)
HSBC Bank 9/12/25 CNH 497,780 USD 69,344 604
HSBC Bank 9/12/25 USD 288,055 CNH 2,065,279 (2,158)
HSBC Bank 10/17/25 USD 234,350 CNH 1,665,809 (371)
JPMorgan Chase 7/11/25 IDR 163,640,948 USD 9,634 460
JPMorgan Chase 7/11/25 USD 4,454 IDR 73,385,181 (73)
JPMorgan Chase 7/11/25 USD 4,199 INR 357,088 37
JPMorgan Chase 7/18/25 CZK 101,100 USD 4,607 213
JPMorgan Chase 7/18/25 MXN 328,740 USD 17,301 183
JPMorgan Chase 7/18/25 RON 24,570 USD 5,593 99
JPMorgan Chase 7/18/25 USD 13,141 CZK 286,858 (533)
JPMorgan Chase 7/18/25 USD 7,175 MXN 140,571 (301)
JPMorgan Chase 7/18/25 USD 4,955 ZAR 89,796 (110)
JPMorgan Chase 7/25/25 CAD 3,410 USD 2,490 17
JPMorgan Chase 7/25/25 CHF 4,100 USD 5,040 145
JPMorgan Chase 7/25/25 EUR 27,119 USD 31,098 903

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 7/25/25 USD 14,739 CAD 20,290 $ (181)
JPMorgan Chase 7/25/25 USD 4,560 CHF 3,723 (148)
JPMorgan Chase 7/25/25 USD 6,995 EUR 6,142 (252)
JPMorgan Chase 7/25/25 USD 31,100 JPY 4,434,547 214
JPMorgan Chase 7/25/25 USD 41,788 JPY 6,006,071 (43)
JPMorgan Chase 7/25/25 USD 1,028 NOK 10,553 (19)
JPMorgan Chase 8/22/25 GBP 6,318 USD 8,573 102
JPMorgan Chase 8/22/25 USD 13,347 EUR 11,700 (483)
JPMorgan Chase 8/22/25 USD 39,239 GBP 28,882 (419)
JPMorgan Chase 8/29/25 USD 6,230 SEK 59,575 (93)
JPMorgan Chase 9/3/25 USD 3,726 BRL 21,841 (230)
JPMorgan Chase 9/19/25 EUR 4,766 USD 5,517 127
Morgan Stanley 7/11/25 INR 1,145,788 USD 13,350 7
Morgan Stanley 7/18/25 USD 77,874 CZK 1,681,009 (2,257)
NatWest Bank 7/18/25 USD 4,847 CZK 108,655 (332)
RBC Dominion
Securities 7/18/25 USD 47,233 MXN 975,274 (4,638)
RBC Dominion
Securities 7/25/25 USD 35,328 AUD 54,468 (538)
RBC Dominion
Securities 8/8/25 USD 25,253 CLP 23,634,310 (116)
RBC Dominion
Securities 8/22/25 EUR 59,850 USD 67,451 3,300
RBC Dominion
Securities 8/22/25 USD 8,424 GBP 6,224 (122)
Societe Generale 8/8/25 CLP 11,783,515 USD 12,547 102
Societe Generale 9/3/25 USD 25,628 BRL 148,554 (1,283)
Standard Chartered 8/8/25 CLP 3,235,622 USD 3,447 26
Standard Chartered 8/22/25 EUR 5,584 USD 6,322 279
Standard Chartered 8/22/25 USD 878,724 EUR 776,136 (38,770)
State Street 7/11/25 INR 752,098 USD 8,709 58
State Street 7/18/25 USD 5,076 HUF 1,838,947 (340)
State Street 7/18/25 USD 17,966 MXN 340,936 (167)
State Street 7/18/25 USD 30,228 ZAR 567,261 (1,769)
State Street 7/25/25 AUD 69,094 USD 44,346 1,151
State Street 7/25/25 CAD 1,422 USD 1,042 4
State Street 7/25/25 CHF 727 USD 895 24
State Street 7/25/25 JPY 1,504,149 USD 10,591 (115)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 7/25/25 NOK 6,456 USD 622 $ 19
State Street 7/25/25 NZD 743 USD 444 9
State Street 7/25/25 USD 647 CAD 883 (3)
State Street 7/25/25 USD 353 CHF 287 (10)
State Street 7/25/25 USD 36,819 EUR 32,312 (1,310)
State Street 7/25/25 USD 5,812 JPY 835,667 (9)
State Street 7/25/25 USD 809 NOK 8,191 (4)
State Street 8/14/25 PLN 154,971 USD 41,163 1,785
State Street 8/29/25 SEK 77,104 USD 8,068 115
State Street 8/29/25 USD 7,982 SEK 76,355 (121)
State Street 9/12/25 USD 12,799 CNH 93,152 (291)
State Street 9/12/25 USD 79,538 SGD 101,681 (862)
State Street 9/19/25 EUR 3,667 USD 4,269 73
State Street 9/19/25 USD 286,748 EUR 246,182 (4,793)
Toronto-Dominion Bank 7/25/25 USD 413,847 CAD 571,473 (6,390)
UBS Investment Bank 7/11/25 INR 9,769,876 USD 114,187 (299)
UBS Investment Bank 7/11/25 KRW 46,597,072 USD 33,994 526
UBS Investment Bank 7/11/25 PEN 28,963 USD 8,124 49
UBS Investment Bank 7/11/25 USD 51,352 IDR 855,223,770 (1,401)
UBS Investment Bank 7/11/25 USD 35,195 KRW 48,909,958 (1,039)
UBS Investment Bank 7/11/25 USD 68,566 TWD 2,031,195 (1,245)
UBS Investment Bank 7/18/25 MXN 179,056 USD 9,388 135
UBS Investment Bank 7/18/25 USD 69,128 MXN 1,462,911 (8,679)
UBS Investment Bank 7/18/25 USD 71,107 RON 322,002 (3,491)
UBS Investment Bank 7/25/25 AUD 106,472 USD 69,657 453
UBS Investment Bank 7/25/25 CAD 96,865 USD 70,849 381
UBS Investment Bank 7/25/25 CHF 7,134 USD 8,720 301
UBS Investment Bank 7/25/25 NOK 8,642 USD 858 (1)
UBS Investment Bank 7/25/25 USD 96,042 AUD 150,856 (3,295)
UBS Investment Bank 7/25/25 USD 145,814 CHF 117,854 (3,217)
UBS Investment Bank 7/25/25 USD 8,430 JPY 1,206,089 30
UBS Investment Bank 7/25/25 USD 1,643 NZD 2,816 (75)
UBS Investment Bank 8/8/25 USD 15,429 CLP 14,489,014 (123)
UBS Investment Bank 8/22/25 GBP 477 USD 654 1
UBS Investment Bank 8/22/25 USD 39,011 EUR 34,204 (1,422)
UBS Investment Bank 8/22/25 USD 545,278 GBP 408,961 (16,258)
UBS Investment Bank 9/3/25 USD 50,819 BRL 294,891 (2,600)
UBS Investment Bank 9/5/25 USD 5,766 COP 24,348,061 (140)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 10/10/25 USD 113,684 INR 9,769,876 $ 241
UBS Investment Bank 10/10/25 USD 8,102 PEN 28,963 (50)
Wells Fargo 7/11/25 KRW 99,489,871 USD 70,584 3,119
Wells Fargo 7/11/25 PEN 30,806 USD 8,675 18
Wells Fargo 7/11/25 USD 35,228 PEN 131,649 (1,924)
Wells Fargo 7/25/25 JPY 8,532,654 USD 59,966 (537)
Wells Fargo 9/3/25 USD 25,411 BRL 147,815 (1,365)
Wells Fargo 9/5/25 USD 17,460 COP 73,044,182 (259)
Wells Fargo 10/10/25 USD 8,651 PEN 30,806 (19)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (155,634)

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,101 Commonwealth of Australia three year
bond contracts 9/25 78,072 $ 299
Short, 1,477 Euro BOBL contracts 9/25 (204,744) 868
Long, 238 Euro BTP contracts 9/25 33,923 35
Short, 904 Euro BUND contracts 9/25 (138,592) 836
Long, 359 Euro BUXL thirty year bond contracts 9/25 50,213 (948)
Short, 838 Euro OAT contracts 9/25 (122,245) 309
Long, 1,322 Euro SCHATZ contracts 9/25 167,015 (318)
Short, 100 Government of Canada ten year bond
contracts 9/25 (8,959) (89)
Short, 125 Government of Japan ten year bond
contracts 9/25 (120,673) (374)
Long, 2,460 Republic of South Korea ten year
bond contracts 9/25 215,870 485
Short, 1,311 Republic of South Korea three year
bond contracts 9/25 (104,183) 152
Long, 550 U.K. Gilt ten year contracts 9/25 70,234 1,006
Short, 228 U.S. Treasury Notes five year contracts 9/25 (24,852) (275)
Short, 661 Ultra U.S. Treasury Notes ten year
contracts 9/25 (75,530) (1,679)
Net payments (receipts) of variation margin to date (1,145)
Variation margin receivable (payable) on open futures contracts $ (838)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 4,383++
Totals $ —# $ — $ 4,383+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 176,234  ¤  ¤ $ 405,177
Total $ 405,177^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $4,383 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $405,177.

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,960,038) $ 7,194,139
Interest receivable 68,604
Unrealized gain on forward currency exchange contracts 46,344
Foreign currency (cost $9,034) 9,087
Receivable for shares sold 3,939
Due from affiliates 2,327
Receivable for investment securities sold 1,175
Unrealized gain on bilateral swaps 632
Cash 100
Bilateral swap premiums paid 74
Other assets 694
Total assets 7,327,115
Liabilities
Unrealized loss on forward currency exchange contracts 201,978
Payable for investment securities purchased 55,890
Obligation to return securities lending collateral 9,513
Investment management fees payable 2,783
Payable for shares redeemed 2,150
Variation margin payable on futures contracts 838
Variation margin payable on centrally cleared swaps 578
Bilateral swap premiums received 562
Payable to directors 6
Unrealized loss on bilateral swaps 4
Other liabilities 525
Total liabilities 274,827
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 7,052,288

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (683,566)
Paid-in capital applicable to 823,151,904 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 7,735,854
NET ASSETS $ 7,052,288
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $72,570; Shares outstanding: 8,471,084) $ 8.57
Advisor Class
(Net assets: $76; Shares outstanding: 8,932) $ 8.54
I Class
(Net assets: $1,245,273; Shares outstanding:
145,389,436) $ 8.57
Z Class
(Net assets: $5,734,369; Shares outstanding:
669,282,452) $ 8.57

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $1,485) $ 137,989
Dividend 4,383
Securities lending 44
Other 8
Total income 142,424
Expenses
Investment management 16,687
Shareholder servicing
Investor Class $ 94
I Class 44 138
Prospectus and shareholder reports
Investor Class 5
I Class 118
Z Class 3 126
Custody and accounting 643
Registration 51
Legal and audit 24
Directors 11
Miscellaneous 60
Waived / paid by Price Associates (13,313)
Total expenses 4,427
Net investment income 137,997

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $1,995) (58,698)
Futures (609)
Swaps 838
Options written 2,012
Forward currency exchange contracts (162,574)
Foreign currency transactions 222
Net realized loss (218,809)
Change in net unrealized gain / loss
Securities 651,185
Futures 4,637
Swaps (12,599)
Options written (453)
Forward currency exchange contracts (401,182)
Other assets and liabilities denominated in foreign currencies 5,414
Change in net unrealized gain / loss 247,002
Net realized and unrealized gain / loss 28,193
INCREASE IN NET ASSETS FROM OPERATIONS $ 166,190

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 137,997 $ 240,416
Net realized loss (218,809) (95,086)
Change in net unrealized gain / loss 247,002 133,684
Increase in net assets from operations 166,190 279,014
Distributions to shareholders
Net earnings
Investor Class (1,201) (2,201)
Advisor Class (1) (2)
I Class (26,613) (52,345)
Z Class (108,267) (177,498)
Decrease in net assets from distributions (136,082) (232,046)
Capital share transactions
*
Shares sold
Investor Class 13,068 19,565
I Class 240,422 493,014
Z Class 733,016 1,079,486
Distributions reinvested
Investor Class 1,173 2,162
Advisor Class 1 2
I Class 26,351 52,242
Z Class 107,732 177,601
Shares redeemed
Investor Class (15,157) (31,233)
Advisor Class – (138)
I Class (900,089) (170,126)
Z Class (300,678) (611,477)
Increase (decrease) in net assets from capital
share transactions (94,161) 1,011,098

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase (decrease) during period (64,053) 1,058,066
Beginning of period 7,116,341 6,058,275
End of period $ 7,052,288 $ 7,116,341
*Share information (000s)
Shares sold
Investor Class 1,534 2,319
I Class 28,220 58,324
Z Class 85,811 128,464
Distributions reinvested
Investor Class 137 256
Advisor Class –
(1)
–
(1)
I Class 3,084 6,178
Z Class 12,604 20,994
Shares redeemed
Investor Class (1,780) (3,698)
Advisor Class – (16)
I Class (105,893) (20,124)
Z Class (35,271) (72,397)
Increase (decrease) in shares outstanding (11,554) 120,300
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (USD Hedged) (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares:
the International Bond Fund (USD Hedged) (Investor Class), the International
Bond Fund (USD Hedged)–Advisor Class (Advisor Class), the International
Bond Fund (USD Hedged)–I Class (I Class) and the International Bond Fund
(USD Hedged)–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE International Bond Fund (USD Hedged)

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the

T. ROWE PRICE International Bond Fund (USD Hedged)

NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service

T. ROWE PRICE International Bond Fund (USD Hedged)

or independent swap dealers.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,568,116 $ — $ 6,568,116
Short-Term Investments 395,664 207,130 — 602,794
Securities Lending Collateral 9,513 — — 9,513
Options Purchased — 13,716 — 13,716
Total Securities 405,177 6,788,962 — 7,194,139
Swaps* — 13,988 — 13,988
Forward Currency Exchange
Contracts — 46,344 — 46,344
Futures Contracts* 3,990 — — 3,990
Total $ 409,167 $ 6,849,294 $ — $ 7,258,461
Liabilities
Swaps* $ — $ 10,668 $ — $ 10,668
Forward Currency Exchange
Contracts — 201,978 — 201,978
Futures Contracts* 3,683 — — 3,683
Total $ 3,683 $ 212,646 $ — $ 216,329
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund (USD Hedged)

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 20
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 29,941
Foreign exchange derivatives Forwards, Securities^ 46,514
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 1,563
^
,*
Total $ 78,038
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 159
Interest rate derivatives Centrally Cleared Swaps, Futures 11,122
Foreign exchange derivatives Forwards 201,978
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 3,070
Total $ 216,329
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (24) $ (24)
Interest rate
derivatives 2,190 — (609) — 11,230 12,811
Foreign
exchange
derivatives (2,388) 1,259 — (162,574) — (163,703)
Credit
derivatives (953) 753 — — (10,368) (10,568)
Total $ (1,151) $ 2,012 $ (609) $ (162,574) $ 838 $ (161,484)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 601 $ 601
Interest rate
derivatives 732 — 4,637 — (12,016) (6,645)
Foreign
exchange
derivatives (2,577) — — (401,182) — (403,759)
Credit
derivatives (284) (453) — — (1,184) (1,921)
Total $ (2,129) $ (453) $ 4,637 $ (401,182) $ (12,599) $ (411,724)
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)

T. ROWE PRICE International Bond Fund (USD Hedged)

and a minimum transfer amount of $100,000 to $500,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $57,151,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund (USD Hedged)

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 5,913 $ (11,737) $ (5,824) $ 4,415 $ —
Barclays Bank 7,794 (3,122) 4,672 (5,800) —
BNP Paribas 514 (21,353) (20,839) 15,427 —
Canadian Imperial
Bank of Commerce — (992) (992) 611 —
Citibank 27,072 (5,192) 21,880 (21,960) —
Deutsche Bank 2,128 (751) 1,377 (1,120) 257
Goldman Sachs 1,143 (9,231) (8,088) 6,921 —
HSBC Bank 1,215 (35,321) (34,106) 26,043 —
JPMorgan Chase 2,500 (2,885) (385) — —
Morgan Stanley 7 (2,257) (2,250) 1,649 —
NatWest Bank — (332) (332) 261 —
RBC Dominion
Securities 3,300 (5,414) (2,114) 2,100 —
Societe Generale 102 (1,283) (1,181) 871 —
Standard Chartered 305 (38,770) (38,465) 32,685 —
State Street 3,238 (9,794) (6,556) 4,441 —
Toronto-Dominion
Bank — (6,390) (6,390) 3,595 —
UBS Investment
Bank 2,117 (43,335) (41,218) 38,717 —
Wells Fargo 3,137 (4,104) (967) 1,586 619
Total $ 60,485 $ (202,263)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund (USD Hedged)

fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 85% and 98% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE International Bond Fund (USD Hedged)

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 8% and 18% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and

T. ROWE PRICE International Bond Fund (USD Hedged)

credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 40% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the

T. ROWE PRICE International Bond Fund (USD Hedged)

terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2025, the notional amount of protection sold by the fund totaled $152,253,000 (2.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund (USD Hedged)

During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 25% and
34% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE International Bond Fund (USD Hedged)

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $9,233,000; the value of cash collateral and related investments was $9,513,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,457,996,000 and
$2,343,097,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$435,636,000 of available capital loss carryforwards.

T. ROWE PRICE International Bond Fund (USD Hedged)

At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,970,011,000. Net unrealized gain aggregated $78,524,000 at period-end, of which $445,222,000 related to appreciated investments and $366,698,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE International Bond Fund (USD Hedged)

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE International Bond Fund (USD Hedged)

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $20,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $102,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.99% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $—
(1)
$56 $(13,369)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE International Bond Fund (USD Hedged)

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, approximately 25% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 128 shares of the Advisor Class, representing 1% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE International Bond Fund (USD Hedged)

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Bond Fund (USD Hedged)

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into an investment subadvisory agreement (TRPHK
Subadvisory Contract) with T. Rowe Price Hong Kong Limited (TRPHK) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by TRPHK and the Adviser was not seeking continuation of the TRPHK
Subadvisory Contract. As a result, the Board approved terminating the TRPHK
Subadvisory Contract with respect to the fund at the end of its term on April 30,
2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

T. ROWE PRICE International Bond Fund (USD Hedged)

Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1114-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025